Derivative Financial Instruments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Derivative Financial Instruments
Summary of notional amounts and fair values of derivatives held

	September 30, 2016			December 31, 2015
		Fair Value			Fair Value
	Notional	Asset	Liability	Notional	Asset	Liability
(dollars in thousands)	Amount	Derivatives (1)	Derivatives (2)	Amount	Derivatives (1)	Derivatives (2)
Derivatives designated as hedging instruments:
Interest rate swaps	$202,394	$—	$(9,119)	$232,867	$—	$(8,996)
Derivatives not designated as hedging instruments:
Interest rate swaps	1,062,236	32,350	(35,584)	682,621	10,909	(14,126)
Funding swap	35,784	—	(7,926)	—	—	—
Foreign exchange contracts	3,566	43	—	4,821	93	—

(1)   The positive fair value of derivative assets are included in other assets.

(2)   The negative fair value of derivative liabilities are included in other liabilities.

	December 31, 2015			December 31, 2014
		Fair Value			Fair Value
	Notional	Asset	Liability	Notional	Asset	Liability
(dollars in thousands)	Amount	Derivatives(1)	Derivatives(2)	Amount	Derivatives(1)	Derivatives(2)
Derivatives designated as hedging instruments:
Interest rate swaps	$232,867	$—	$(8,996)	$284,121	$184	$(12,157)
Derivatives not designated as hedging instruments:
Interest rate swaps	682,621	10,909	(14,126)	384,801	4,111	(7,838)
Foreign exchange contracts	4,821	93	—	—	—	—
Written interest rate options	—	—	—	18,100	—	—
Forward interest rate contracts	—	—	—	6,000	—	—
(1)	The positive fair value of derivative assets are included in other assets.
(2)	The negative fair value of derivative liabilities are included in other liabilities.

Schedule of gains and losses recognized in income related to derivatives in fair value hedging relationships

	Three Months Ended		Nine Months Ended
(dollars in thousands)	2016	2015	2016	2015
Losses recorded in net interest income	$(279)	$(547)	$(973)	$(2,011)
(Losses) gains recorded in noninterest income:
Recognized on derivatives	479	(977)	(1,039)	1,015
Recognized on hedged item	(481)	957	1,065	(923)
Net (losses) gains recognized on fair value hedges (ineffective portion)	(2)	(20)	26	92
Net losses recognized on fair value hedges	$(281)	$(567)	$(947)	$(1,919)

	Year Ended December 31,
(dollars in thousands)	2015	2014
Losses recorded in net interest income	$(2,472)	$(3,673)
Gains (losses) recorded in noninterest income:
Recognized on derivatives	1,803	(2,022)
Recognized on hedged item	(1,733)	1,794
Net gains (losses) recognized on fair value hedges (ineffective portion)	70	(228)
Net losses recognized on fair value hedges	$(2,402)	$(3,901)

Summary of effect of cash flow hedging relationships

	Three Months Ended		Nine Months Ended
(dollars in thousands)	2016	2015	2016	2015
Pretax gains (losses) recognized in other comprehensive loss on derivatives (effective portion)	$1,545	$(819)	$917	$(550)
Pretax gain reclassified from accumulated other comprehensive income	$—	$—	$—	$(457)

	Year Ended December 31,
(dollars in thousands)	2015	2014
Pretax gain (loss) recognized in OCI on derivatives (effective portion)	$1,684	$(1,404)
Pretax loss reclassified from accumulated other comprehensive income into income	$(387)	$—

Summary of impact on pretax earnings of derivatives not designated as hedges

	Net Gains (Losses) Recognized	Three Months Ended		Nine Months Ended
	in the Consolidated Statements	September 30,		September 30,
(dollars in thousands)	of Income Line Item	2016	2015	2016	2015
Derivatives Not Designated As Hedging Instruments:
Interest rate swaps	Other noninterest income	$378	$(225)	$(17)	$(433)
Funding swaps	Other noninterest income	$6	$—	$25	$—
Foreign exchange contracts	Other noninterest income	$72	$14	$(50)	$14